Property, Plant and Equipment - Disclosure of property, plant and equipment (Details) - CAD ($)	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 101,337	$ 38,769
Ending balance	304,866	101,337
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	122,223	44,771
Addition	280,478	76,708
Disposal	(748)	0
Effect of change in exchange rate	7,845	744
Ending balance	409,798	122,223
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(20,886)	(6,002)
Depreciation	82,664	14,666
Disposal	0	0
Effect of change in exchange rate	(1,382)	(218)
Ending balance	(104,932)	(20,886)
Computer Equipment [Member] | Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,125	3,850
Ending balance	24,911	9,125
Computer Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,463	5,601
Addition	24,829	8,830
Disposal	0	0
Effect of change in exchange rate	624	32
Ending balance	39,916	14,463
Computer Equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,338)	(1,751)
Depreciation	9,545	3,582
Disposal	0	0
Effect of change in exchange rate	(122)	(5)
Ending balance	(15,005)	(5,338)
Office Equipment [Member] | Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,796	1,478
Ending balance	31,752	2,796
Office Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,526	2,111
Addition	36,340	1,308
Disposal	(748)	0
Effect of change in exchange rate	755	107
Ending balance	39,873	3,526
Office Equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(730)	(633)
Depreciation	7,237	65
Disposal	0	0
Effect of change in exchange rate	(154)	(32)
Ending balance	(8,121)	(730)
Mining Equipment [Member] | Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	52,012	33,441
Ending balance	91,299	52,012
Mining Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	66,830	37,059
Addition	75,091	29,166
Disposal	0	0
Effect of change in exchange rate	2,677	605
Ending balance	144,598	66,830
Mining Equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(14,818)	(3,618)
Depreciation	37,882	11,019
Disposal	0	0
Effect of change in exchange rate	(599)	(181)
Ending balance	(53,299)	(14,818)
Office improvements [Member] | Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	37,404	0
Ending balance	156,904	37,404
Office improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	37,404	0
Addition	144,218	37,404
Disposal	0	0
Effect of change in exchange rate	3,789	0
Ending balance	185,411	37,404
Office improvements [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depreciation	28,000	0
Disposal	0	0
Effect of change in exchange rate	(507)	0
Ending balance	$ (28,507)	$ 0